Lot purchase agreement deposits	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Lot purchase agreement deposits
Lot purchase agreement deposits

Note 9 — Lot purchase agreement deposits

The Company does not engage in the land development business. The Company’s strategy is to acquire developed lots through related parties and unrelated third party land developers pursuant to lot purchase agreements. Most lot purchase agreements require the Company to pay a nonrefundable cash deposit of at least 10% of the agreed-upon fixed purchase price of the developed lots. In exchange for the deposit, the Company receives the right to purchase the finished developed lot at a preestablished price. Such contracts enable the Company to defer acquiring portions of properties owned by third parties until the Company determines whether and when to complete such acquisition, which may serve to reduce financial risks associated with long-term land holdings.

Prior to the Business Combination, when Legacy UHG was acquiring lots through Land Development Affiliates, it did not have to pay deposits as the land development operations were owned by the shareholders of GSH. As such, the table below as of December 31, 2022, does not include lot purchase agreement deposits with related parties, and it consists of unrelated third party lot purchase agreement deposits only.

Post Business Combination, the Company continues to purchase lots from the former Land Development Affiliates of Legacy UHG, however, as the Company is no longer owned by the shareholders of GSH, the Company must pay lot purchase agreement deposits to acquire lots. As such, as of March 31, 2023 all interests in lot purchase agreements, including with related parties, is recorded within Lot purchase agreement deposits on the Condensed Consolidated Balance Sheet and presented in the table below. The following table provides a summary of the Company’s interest in lot purchase agreements as of March 31, 2023 and December 31, 2022:

	March 31, 2023	December 31, 2022
Lot purchase agreement deposits	$8,113,303	$3,804,436
Remaining purchase price	205,808,168	65,451,928
Total contract value	$213,921,471	$69,256,364

Out of the $8,113,303 lot purchase agreement deposits outstanding as of March 31, 2023, $4,595,626 are with related parties.

The Company has the right to cancel or terminate the lot purchase agreement at any time for any reason. The legal obligation and economic loss resulting from a cancellation or termination is limited to the amount of the deposits paid. The cancellation or termination of a lot purchase agreement results in the Company recording a write-off of the nonrefundable deposit to Cost of sales. For the three months ended March 31, 2023 and 2022, the Company recorded $8,664 and $89,361, respectively, to Cost of sales for the forfeited lot purchase agreement deposits. The deposits placed by the Company pursuant to the lot purchase agreements are not deemed to be a variable interest in the respective third-party land developers.

Note 7 — Lot purchase agreement deposits

As the carved-out entity, the Company does not engage in the land development business. In certain instances, the Company’s strategy is to acquire developed lots through unrelated third party land developers pursuant to lot purchase agreements. Most lot purchase agreements require the Company to pay a nonrefundable cash deposit of approximately 10% of the agreed-upon fixed purchase price of the developed lots. In exchange for the deposit, the Company receives the right to purchase the finished developed lot at a preestablished price.

Such contracts enable the Company to defer acquiring portions of properties owned by third parties until the Company determines whether and when to complete such acquisition, which may serve to reduce financial risks associated with long-term land holdings. The following table provides a summary of the Company’s interest in lot purchase agreements as of December 31, 2022 and 2021:

	2022	2021
Deposit and pre-acquisition costs	$3,804,436	$2,946,001
Remaining purchase price	65,451,928	77,007,079
Total contract value	$69,256,364	$79,953,080

The Company has the right to cancel or terminate the lot purchase agreement at any time for any reason. The legal obligation and economic loss resulting from a cancellation or termination is limited to the amount of the deposits paid. The cancellation or termination of a lot purchase agreement results in the Company recording a write-off of the nonrefundable deposit to Cost of sales. For the years ended December 31, 2022, 2021, and 2020, the Company recorded $0, $211,482, and $84,619, respectively, to Cost of sales for the forfeited lot purchase agreement deposits.

As discussed in Note 2 — Summary of significant accounting policies, the deposits placed by the Company pursuant to the lot purchase agreements are not deemed to be a variable interest in the respective third-party land developers.